Land use rights (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about land use rights [line items]
Beginning of the year	¥ 11,264,785	[1]	¥ 8,456,347
Movement:
Business combination (Note 41)	398,591		3,182,914
Addition	260,971		331,683
Amortization charge for the year	(368,025)		(368,898)
Impairment charge for the year (Note 7)	0		(108,590)
Reclassification to assets held for sale (Note 20)	(29,924)		0
Disposals	(81,788)		(86,631)
Disposal of subsidiaries	0		(146,922)
Currency translation differences	5,424		4,882
End of the year	11,450,034		11,264,785	[1]
Land use rights without ownership certificate [abstract]
Aggregate net book value	543,000		1,246,000
Cost [member]
Disclosure of detailed information about land use rights [line items]
Beginning of the year	13,775,976		10,525,537
Movement:
End of the year	14,324,288		13,775,976
Accumulated amortization [member]
Disclosure of detailed information about land use rights [line items]
Beginning of the year	(2,128,752)		(1,792,367)
Movement:
End of the year	(2,486,181)		(2,128,752)
Accumulated impairment losses [member]
Disclosure of detailed information about land use rights [line items]
Beginning of the year	(382,439)		(276,823)
Movement:
End of the year	¥ (388,073)		¥ (382,439)

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).